Document And Entity Information	Mar. 02, 2026
Document Information [Line Items]
Entity, Registrant Name	MONOPAR THERAPEUTICS INC.
Document, Type	8-K
Document, Period End Date	Mar. 02, 2026
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-39070
Entity, Tax Identification Number	32-0463781
Entity, Address, Address Line One	1000 Skokie Blvd.
Entity, Address, Address Line Two	Suite 350
Entity, Address, City or Town	Wilmette
Entity, Address, State or Province	IL
Entity, Address, Postal Zip Code	60091
City Area Code	847
Local Phone Number	388-0349
Title of 12(b) Security	Common Stock
Trading Symbol	MNPR
Security Exchange Name	NASDAQ
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001645469